Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Income, Net	Other income, net
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Government grants	176	721	1,865
Foreign exchange differences, net	(2,730)	4	1,023
Additional deduction of VAT	47	31	716
Bad debt recovery	—	1,914	849
Custody fees*	—	—	3,012
Lease termination	336	769	70
Others	632	198	124
Total other (expense) income, net	(1,539)	3,637	7,659

*	It’s refunded ADR custody fees received from Deutsche Bank AG.

Schedule of Depreciation, Amortisation and Costs of Inventories	Other (income) losses
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Impairment of inventories	—	—	7,840
Impairment of property, plant and equipment	—	—	34,858
Impairment of intangible assets	—	—	427,314
Impairment of goodwill	764	—	237,225
Unreducible VAT for purchased intangible assets	13,061	—	—
Others	—	(6)	—
Total other income (losses)	13,825	(6)	707,237
Depreciation, amortisation and costs of inventories
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment*	—	1,806	13,983
Amortisation of intangible assets	10,298	5,105	18,095
Inventories disposal	—	22,605	21,231
Included in selling and distribution expenses:
Depreciation of right-of-use assets	554	1,338	1,315
Included in administrative expenses:
Depreciation of property, plant and equipment	16	160	983
Depreciation of right-of-use assets	729	860	2,118
Amortisation of intangible assets	189	545	531

*	Depreciation of property, plant and equipment during the year ended December 31, 2024 and 2023 decreased due to disposal of property, plant and equipment.

Schedule of Finance Costs	Finance costs
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	7,397	6,753	4,613
Interest on lease liabilities	106	274	235
Total finance costs	7,503	7,027	4,848

Schedule of Finance Income	Finance income
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Interest income	2,434	9	33
Interest income on net investments in subleases	—	—	1
Total finance income	2,434	9	34

Schedule of Wages and Salaries and Pension Scheme Contributions	Wages and salaries and pension scheme contributions
	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	11,162	24,530	34,291
Equity-settled share-based payment expenses	1,528	4,057	15,208
Pension scheme contributions	4,371	3,284	3,933